UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2006

		U.S. $
Investments	Shares	Value (000)
COMMON STOCK 96.23%

Australia 1.02%
Coca-Cola Amatil Ltd.	122,229	$610
Downer Edi Ltd.	90,125	403
Total		1,013

Austria 1.34%
Erste Bank der Oesterreichischen Sparkassen AG	9,413	586
Telekom Austria AG	29,429	743
Total		1,329

Belgium 0.27%
InBev N.V./S.A.	4,817	265

Bermuda 0.25%
XL Capital Ltd. Class A	3,600	247

Brazil 0.13%
Petroleo Brasileiro S.A. ADR	1,750	131

Canada 1.09%
Addax Petroleum Corp.	7,640	183
Barrick Gold Corp.	18,506	569
OPTI Canada Inc.*	20,990	336
Total		1,088

China 0.03%
China Merchants Bank Class H*	22,000	31

France 4.65%
ALSTOM*	2,604	236
AXA	14,390	531
BNP Paribas S.A.	12,272	1,320
Carrefour S.A.	7,714	487
Casino Guichard-Perrachon S.A.	901	73
Sanofi-Aventis	5,486	488
Schneider Electric S.A.	7,719	861
VINCI S.A.	5,608	624
Total		4,620

Germany 4.38%
adidas-Salomon AG	14,812	$697
Allianz AG Registered Shares	2,262	391
E.On AG	2,072	246
Fresenius Medical Care AG & Co. KGaA	7,460	969
Hannover Ruckversicherung AG*	14,916	627
Henkel KGaA	5,209	645
RWE AG	4,086	377
SAP AG	2,042	405
Total		4,357

Greece 1.24%
National Bank of Greece S.A.	21,502	925
Piraeus Bank S.A.	11,990	311
Total		1,236

Hong Kong 0.63%
China Unicom Ltd.	632,000	623

Ireland 0.86%
Irish Life & Permanent plc	33,890	849

Israel 0.52%
Teva Pharmaceutical Industries Ltd. ADR	15,100	515

Italy 2.11%
Capitalia S.p.A.	110,650	916
Mediobanca S.p.A.	54,232	1,183
Total		2,099

Japan 6.99%
Astellas Pharma Inc.	15,500	623
East Japan Railway Co.	85	594
Eisai Co., Ltd.	8,500	411
Jupiter Telecommunications Co., Ltd.*	830	626
Mizuho Financial Group, Inc.	44	341
Nippon Commercial Investment REIT*	157	634
Nissan Motors Co., Ltd.	69,500	779
Nitto Denko Corp.	7,300	433
NSK Ltd.	88,000	743

See Notes to Schedule of Investments.

1

		U.S. $
Investments	Shares	Value (000)
ORIX Corp.	2,854	$789
Sumitomo Corp.	29,700	370
Sumitomo Electric Industries, Ltd.	12	—	(a)
Sumitomo Mitsui Financial Group	47	493
Sumitomo Realty & Development Co., Ltd.	3,826	112
Yamada Denki Co., Ltd.	7	1
Total		6,949

Luxembourg 0.83%
Millicom Int’l. Cellular S.A.*	20,190	826

Netherlands 1.57%
ING Groep N.V. CVA	16,466	724
Koninklijke Ahold N.V.*	78,808	838
Total		1,562

Norway 1.63%
Petrojarl ASA*	23,320	250
Petroleum Geo-Services ASA*	7,890	384
Prosafe ASA	3,730	229
Telenor ASA	58,250	760
Total		1,623

South Korea 1.63%
Hana Financial Holdings	11,134	509
Kookmin Bank	5,400	426
Samsung Electronics Co., Ltd.	975	684
Total		1,619

Spain 1.48%
Cintra, Concesiones de Infraestructuras de Transporte, S.A.	52,286	736
Enagas, S.A.	30,444	738
Total		1,474

Switzerland 3.48%
Julius Baer Holding Ltd.	6,232	623
Nestle S.A. Registered Shares	1,544	538
Novartis AG ADR	17,225	$1,007
Novartis AG Registered Shares	13,311	777
UBS AG Registered Shares	8,561	512
Total		3,457

Taiwan 0.51%
MediaTek Inc.	40,600	385
United Microelectronics Corp.	214,350	120
Total		505

Thailand 0.06%
TMB Bank Public Co. Ltd.*	700,124	57

United Kingdom 13.14%
Acergy S.A.*	20,300	347
BAE Systems plc	132,705	982
British Land Company plc (The)	39,742	1,015
Cadbury Schweppes plc	67,923	723
Diageo plc ADR	10,537	749
Enterprise Inns plc	24,062	475
GlaxoSmithKline plc ADR	18,154	966
Kesa Electricals plc	115,567	705
National Grid plc	19,971	250
Prudential plc	66,171	822
Punch Taverns plc	49,253	894
Reckitt Benckiser plc	20,120	834
Royal Bank of Scotland Group plc (The)	24,742	852
SABMiller plc	33,998	635
Shire plc	29,047	483
Tesco plc	103,088	695
Tullow Oil plc	20,953	148
Vodafone Group plc	112,416	257
WPP Group plc	19,791	245
Yell Group plc	88,266	984
Total		13,061

United States 46.39%
Abbott Laboratories	12,300	597

See Notes to Schedule of Investments.

2

		U.S. $
Investments	Shares	Value (000)
Activision, Inc.*	37,500	$566
Advanced Micro Devices, Inc.*	3,000	75
Aflac Inc.	4,530	207
Allergan, Inc.	91	10
American Express Co.	2,803	157
American Int’l. Group, Inc.	5,999	397
Amgen, Inc.*	5,000	358
Anheuser-Busch Cos., Inc.	4,100	195
AT&T Inc.	20,255	660
Automatic Data Processing, Inc.	5,298	251
Baker Hughes, Inc.	7,988	545
Bank of America Corp.	15,364	823
Bank of New York Co., Inc. (The)	17,370	612
Baxter Int’l., Inc.	9,083	413
Bellsouth Corp.	9,400	402
Best Buy Co., Inc.	5,200	279
Boeing Co. (The)	5,700	449
Campbell Soup Co.	17,500	639
Caremark Rx, Inc.	4,600	261
Caterpillar Inc.	3,758	247
Chevron Corp.	8,471	549
Citigroup, Inc.	14,644	727
Clorox Co. (The)	5,103	321
Coca-Cola Co. (The)	13,100	585
Colgate-Palmolive Co.	13,967	867
Comcast Corp. Special Class A*	21,025	774
Commerce Bancorp, Inc.	4,600	169
ConocoPhillips	3,658	218
Corning, Inc.*	30,854	753
CVS Corp.	16,552	532
Deere & Co.	1,819	153
Dominion Resources, Inc.	1,600	122
Electronic Arts, Inc.*	5,500	306
Emerson Electric Co.	10,110	848
Exxon Mobil Corp.	16,842	1,130
Federal Home Loan Mortgage Corp.	2,300	153
Federated Department Stores Inc.	7,400	320
Fluor Corp.	3,488	268
Fannie Mae	4,600	$257
FPL Group, Inc.	11,000	495
Genentech, Inc.*	2,600	215
General Dynamics Corp.	7,306	524
General Electric Co.	32,556	1,149
Gilead Sciences, Inc.*	8,978	617
GlobalSantaFe Corp.	2,200	110
Hartford Financial Group, Inc. (The)	2,851	247
Hewlett-Packard Co.	9,290	341
Honeywell Int’l., Inc.	6,258	256
ImClone Systems Inc.*	11,778	334
Intel Corp.	14,188	292
Int’l. Business Machines Corp.	3,700	303
Johnson & Johnson	14,860	965
JPMorgan Chase & Co.	10,523	494
Kellogg Co.	5,500	272
Kimberly-Clark Corp.	4,527	296
Kohl’s Corp.*	4,000	260
Kos Pharmaceuticals, Inc.*	3,100	153
Kraft Foods, Inc. Class A	21,630	771
Kroger Co. (The)	24,563	568
Lockheed Martin Corp.	7,100	611
Marshall & Ilsley Corp.	1,000	48
Medco Health Solutions, Inc.*	9,100	547
Medtronic, Inc.	13,900	646
Microsoft Corp.	20,770	568
Monsanto Co.	23,750	1,116
Morgan Stanley Series MO	8,600	627
Newmont Mining Corp.	11,536	493
NIKE, Inc. Class B	6,434	564
Northrop Grumman Corp.	3,400	231
Oracle Corp.*	12,126	215
Parker Hannifin Corp.	2,640	205
PepsiCo, Inc.	14,439	942
Pfizer, Inc.	26,749	759
PG&E Corp.	12,813	534
PNC Financial Services Group Inc. (The)	3,100	225

See Notes to Schedule of Investments.

3

		U.S. $
Investments	Shares	Value (000)
Praxair, Inc.	7,799	$461
Procter & Gamble Co. (The)	24,390	1,512
Progress Energy, Inc.	7,251	329
QUALCOMM Inc.	19,996	727
Raytheon Co.	9,333	448
Schlumberger Ltd.	9,046	561
Southern Co. (The)	12,495	431
Sprint Nextel Corp.	5,040	86
St. Jude Medical, Inc.*	8,300	293
SunTrust Banks, Inc.	3,000	232
Target Corp.	7,700	425
Texas Instruments Inc.	13,461	448
U.S. Bancorp	9,900	329
Union Pacific Corp.	1,844	162
United Parcel Service, Inc. Class B	5,210	375
United Technologies Corp.	5,700	361
Valero Energy Corp.	3,100	160
Verizon Communications, Inc.	9,912	368
Wachovia Corp.	4,385	245
Walgreen Co.	5,444	242
Wal-Mart Stores, Inc.	18,202	898
Walt Disney Co. (The)	11,962	370
WellPoint Inc.*	2,937	226
Wells Fargo & Co.	13,364	484
Wyeth	20,628	1,049
XTO Energy, Inc.	6,084	256
Zimmer Holdings, Inc.*	6,478	437
Total		46,103
Total Common Stocks (cost $85,943,298)		95,639

	Principal	U.S. $
Investments	Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.04%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $4,065,000 of Federal Home Loan Bank at 3.20% due 11/29/2006; value: $4,012,598; proceeds: $4,014,143 (cost $4,012,598)	$4,013	$4,013
Total Investments in Securities 100.27% (cost $89,955,896)		99,652
Liability in Excess of Cash, Foreign Cash and Other Assets (0.27%)		(270)
Net Assets 100.00%		$99,382

*	Non-income producing security.
(a)	Value is less than $1,000.
ADR	American Depository Receipt.
REIT	Real Estate Investment Trust.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND September 30, 2006

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
LONG-TERM INVESTMENTS 107.57%

FOREIGN NOTES & BONDS 57.92%

Australia 0.21%
Australian Government (a)	6.25%	4/15/2015	AUD	166	$129,708

Belgium 1.25%
Belgium T Bill(a)	Zero Coupon	12/14/2006	EUR	604	761,055

Canada 1.32%
Government of Canada (a)	5.25%	6/1/2012	CAD	200	191,000
Government of Canada (a)	5.50%	6/1/2010	CAD	577	544,380
Ipsco Inc.	8.75%	6/1/2013	USD	65	69,550
Total					804,930

Denmark 0.64%
Kingdom of Denmark (a)	4.00%	8/15/2008	DKK	1,800	308,070
Kingdom of Denmark (a)	4.00%	11/15/2010	DKK	460	79,327
Total					387,397

Finland 1.09%
Finnish Government (a)	4.25%	7/4/2015	EUR	500	661,719

France 13.74%
Republic of France (a)	3.00%	10/25/2015	EUR	460	552,707
Republic of France (a)	3.50%	7/12/2009	EUR	2,740	3,466,607
Republic of France (a)	4.75%	10/25/2012	EUR	2,390	3,209,652
Republic of France (a)	4.75%	4/25/2035	EUR	454	655,319
Republic of France (a)	5.00%	4/25/2012	EUR	363	491,547
Total					8,375,832

Germany 13.08%
Bundesrepublik Deutschland (a)	3.25%	4/9/2010	EUR	550	689,684
Bundesrepublik Deutschland (a)	3.75%	1/4/2015	EUR	280	356,915
Bundesrepublik Deutschland (a)	4.75%	7/4/2028	EUR	39	55,435
Bundesrepublik Deutschland (a)	4.75%	7/4/2034	EUR	1,004	1,451,111
Bundesrepublik Deutschland (a)	5.375%	1/4/2010	EUR	250	333,933

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Bundesschatzanweisungen(a)	3.25%	6/13/2008	EUR	500	$630,373
KFW Int’l. Finance, Inc. (a)	6.00%	12/7/2028	GBP	162	364,239
Kreditanstalt fur Wiederaufbau (a)	4.25%	7/4/2014	EUR	2,300	3,010,997
Kreditanstalt fur Wiederaufbau (a)	5.625%	11/27/2007	EUR	835	1,081,739
Total					7,974,426

Japan 11.70%
Japan-17 (30 Year Issue) (a)	2.40%	12/20/2034	JPY	95,800	806,691
Japan-57 (5 Year Issue) (a)	1.40%	6/20/2011	JPY	125,000	1,073,841
Japan-58 (20 Year Issue) (a)	1.90%	9/20/2022	JPY	36,000	300,412
Japan-82 (20 Year Issue) (a)	2.10%	9/20/2025	JPY	37,000	311,376
Japan-204 (10 Year Issue) (a)	1.60%	6/20/2008	JPY	182,000	1,567,745
Japan-264 (10 Year Issue) (a)	1.50%	9/20/2014	JPY	169,000	1,430,978
Japan Finance Corp. Municipal Enterprises (a)	1.55%	2/21/2012	JPY	191,000	1,643,108
Total					7,134,151

Luxembourg 0.07%
Telecom Italia Capital S.p.A.	7.20%	7/18/2036	USD	40	41,240

Mexico 0.58%
United Mexican States (a)	10.50%	7/14/2011	MXN	3,300	351,897

Netherlands 0.33%
Netherlands Goverment (a)	4.00%	1/15/2037	EUR	156	200,840

Other 3.10%
European Investment Bank, MTN (a)	2.125%	9/20/2007	JPY	74,000	636,290
European Investment Bank, MTN (a)	6.25%	12/7/2008	GBP	657	1,256,555
Total					1,892,845

Poland 0.36%
Poland Government Bond (a)	6.00%	5/24/2009	PLN	675	220,076

Romania 0.58%
Romania Government (a)	10.625%	6/27/2008	EUR	250	350,834

South Africa 0.26%
Republic of South Africa (a)	13.00%	8/31/2010	ZAR	1,100	161,383

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Spain 4.52%
Spanish Government (a)	4.00%	1/31/2010	EUR	1,475	$1,894,119
Spanish Government (a)	4.40%	1/31/2015	EUR	650	864,542
Total					2,758,661

Sweden 0.79%
Swedish Government (a)	4.50%	8/12/2015	SEK	3,300	479,949

United Kingdom 4.30%
United Kingdom Treasury (a)	4.00%	3/7/2009	GBP	86	158,018
United Kingdom Treasury (a)	4.25%	3/7/2036	GBP	224	430,759
United Kingdom Treasury (a)	5.00%	9/7/2014	GBP	693	1,333,961
United Kingdom Treasury (a)	6.00%	12/7/2028	GBP	300	701,707
Total					2,624,445
Total Foreign Bonds (cost $34,441,943)					35,311,388

UNITED STATES NOTES & BONDS 49.65%

United States
Amerada Hess Corp.	7.875%	10/1/2029	USD	50	59,257
AmeriCredit Auto Receivables Trust Series 2006-1 A3	5.11%	10/6/2010	USD	250	249,764
AT&T Broadband Corp.	9.455%	11/15/2022	USD	75	97,271
Avnet, Inc.	6.625%	9/15/2016	USD	25	25,491
Banc of America Commercial Mortgage Inc. Series 2004-2 Class A1	2.764%	11/10/2038	USD	215	208,106
Centerpoint Energy, Inc.	7.25%	9/1/2010	USD	45	47,613
Citigroup, Inc.	5.85%	8/2/2016	USD	305	315,822
Citigroup/Deutsche Bank Series 2006-CD2 Class AAB	5.575%#	1/15/2046	USD	920	927,305
Commercial Mortgage Pass-Through Certificates Series 2005 C6 Class A5A	5.116%#	6/10/2044	USD	130	128,081
Commonwealth Edison Co.	6.95%	7/15/2018	USD	67	70,815
Corn Products Int’l., Inc.	8.45%	8/15/2009	USD	65	69,966
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	USD	30	30,228
Embarq Corp.	7.082%	6/1/2016	USD	30	30,656
Enterprise Products Operating L.P.	4.625%	10/15/2009	USD	45	44,013

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Enterprise Products Operating L.P.	6.65%	10/15/2034	USD	87	$87,383
Federal Home Loan Mortgage Corp.	4.120%#	1/1/2034	USD	886	867,578
Federal Home Loan Mortgage Corp. (a)	4.75%	1/15/2013	EUR	151	201,474
Federal Home Loan Mortgage Corp. (c)	5.50%	TBA	USD	5,240	5,236,725
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	USD	93	95,616
Federal Home Loan Mortgage Corp. G11834	5.50%	10/1/2020	USD	190	189,765
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	USD	321	315,732
Federal Home Loan Mortgage Corp. G12245	6.00%	7/1/2021	USD	390	395,620
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	USD	380	373,900
Federal Home Loan Mortgage Corp. J00734	5.00%	12/1/2020	USD	1,113	1,093,669
Federal Home Loan Mortgage Gold (c)	5.00%	TBA	USD	2,530	2,485,725
Federal National Mortgage Assoc.	3.496%#	8/1/2033	USD	257	253,521
Federal National Mortgage Assoc.	4.571 #	7/1/2035	USD	299	296,960
Federal National Mortgage Assoc.	5.50%	9/1/2034	USD	529	522,702
Federal National Mortgage Assoc.	5.50%	7/1/2035	USD	576	568,064
Federal National Mortgage Assoc.	5.50%	10/1/2035	USD	279	275,075
Federal National Mortgage Assoc.	5.50%	4/1/2036	USD	98	96,927
Federal National Mortgage Assoc.	5.50%	6/1/2036	USD	267	263,286
Federal National Mortgage Assoc.	5.501 #	4/1/2036	USD	398	398,302
Federal National Mortgage Assoc.	5.515 #	4/1/2036	USD	172	172,248
Federal National Mortgage Assoc.	5.683 #	8/1/2036	USD	640	644,275
Federal National Mortgage Assoc.	6.00%	5/15/2011	USD	3,467	3,625,463
FirstEnergy Corp.	6.45%	11/15/2011	USD	60	62,658
Ford Motor Credit Co.	4.95%	1/15/2008	USD	25	24,318
General Mills, Inc.	5.125%	2/15/2007	USD	100	99,887
General Motors Acceptance Corp.	6.75%	12/1/2014	USD	25	24,444
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	USD	44	43,974
Greenwich Capital Commercial Funding Series 2005-GG3 Class A2	4.305%	8/10/2042	USD	530	518,116

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value

Greenwich Capital Commercial Funding Series 2005-GG5 Class A5	5.224%#	4/10/2037	USD	185	$183,463
Harrah’s Operating Co., Inc.	6.50%	6/1/2016	USD	30	29,461
JP Morgan Chase Commercial Series 2006-LDP6 Class ASB	5.490%#	4/15/2043	USD	990	998,932
JPMorgan Chase Commercial Sec Series 2002-C1 Class A2	4.914%	7/12/2037	USD	600	597,412
LB-UBS Commercial Mtg. Trust Series 2004-C1 Class A1	2.964%	1/15/2029	USD	1,673	1,618,254
Merrill Lynch Mortgage Trust Series 2005-LC1 Class ASB	5.282%#	1/12/2044	USD	70	69,972
Merrill Lynch Mtg. Trust Series 2005-MKB2 Class A1	4.446%	9/12/2042	USD	389	384,440
Mirant Americas Generation LLC	9.125%	5/1/2031	USD	60	61,350
Monongahela Power Co.	7.36%	1/15/2010	USD	225	237,157
Phelps Dodge Corp.	9.50%	6/1/2031	USD	15	19,709
Scholastic Corp.	5.75%	1/15/2007	USD	75	75,270
Sprint Capital Corp.	8.375%	3/15/2012	USD	100	112,202
Sprint Capital Corp.	8.75%	3/15/2032	USD	84	102,731
Time Warner, Inc.	7.625%	4/15/2031	USD	81	89,739
U.S. Treasury Bond	6.125%	8/15/2029	USD	949	1,119,005
U.S. Treasury Note	4.25%	8/15/2013	USD	909	890,110
U.S. Treasury Note	5.00%	7/31/2008	USD	310	311,550
U.S. Treasury Note	5.125%	5/15/2016	USD	316	327,900
U.S. Treasury Note Inflation Index Bond(b)	1.875%	7/15/2015	USD	111	107,395
UnitedHealth Group, Inc.	3.375%	8/15/2007	USD	119	117,046
Verizon Communication Inc.	7.25%	12/1/2010	USD	185	198,615
Verizon Communication Inc.	7.75%	12/1/2030	USD	51	58,634
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A1	4.43%	3/15/2042	USD	787	776,718
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4	5.370%#	10/15/2044	USD	250	248,668
Total United States Bonds (cost $30,024,006)					30,273,528
Total Long-Term Investments (cost $64,465,949)					65,584,916

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value

SHORT-TERM INVESTMENTS 1.33%

Investments & Miscellaneous Financial Services 1.32%
Federal Home Loan Bank	Zero Coupon	10/2/2006	USD	807	$807,000

Repurchase Agreement 0.01%
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $10,000 of Federal National Mortgage Assoc. at 4.375% due 10/15/2006; value: $10,200; proceeds: $5,774			USD	6	5,772
Total Short-Term Investments (cost $812,772)					812,772
Total Investments in Securities 108.90% (cost $65,278,721)					66,397,688
Liabilities in Excess of Foreign Cash and Other Assets(d) (8.90%)					(5,427,245)
Net Assets 100.00%					$60,970,443

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

MTN	– Medium Term Note
#	Variable rate security. The interest rate represents the rate at September 30, 2006.
(a)	Investment in non-U.S. dollar denominated securities (53.32% of total investments). The remaining securities (46.68% of total investments) are invested in U.S. dollar denominated securities.
(b)	Security with principal amount adjusted for inflation.
(c)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on forward currency exchange contracts, as follows:

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	1/10/07	1,500,000	$594,530	$676,763	$82,233	$—
Total Forward Foreign Currency Purchase Contracts			$594,530	$676,763	$82,233	$—

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	1/10/07	1,500,000	$621,118	$676,763	$—	$55,645
GBP	10/19/06	200,000	364,800	374,571	—	9,771
GBP	10/23/06	200,000	365,970	374,592	—	8,622
Total Forward Foreign Currency Sale Contracts			$1,351,888	$1,425,926	$—	$74,038

Abbreviations:

BRL Brazilian Real

GBP  British Pound

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (“Funds”):  Equity Series (“Global Equity Fund”) and Income Series (“Global Income Fund”). Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk.  Capital appreciation is a secondary consideration.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustment to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  Each Fund may rely on an independent fair valuation service in adjusting the valuation of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)     Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of September 30, 2006, only Global Income has forward currency exchange contracts outstanding.

(e)      When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)        TBA Sale Commitments–Global Income Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.  Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above.  The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale)

commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(g)     Mortgage Dollar Rolls–Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes.  During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(h)     Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)         Structured Securities–Each Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.  As of September 30, 2006, there were no structured securities held in the Funds.

(j)         Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.  FEDERAL TAX INFORMATION

As of September 30, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$90,378,578	$65,862,648
Gross unrealized gain	10,592,038	1,369,122
Gross unrealized loss	(1,319,207)	(834,082)
Net unrealized security gain	$9,272,831	$535,040

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage

Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful.  They may lower a fund’s return or result in significant losses.

Swap contracts are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

These factors can affect each Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006